Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2018
Noncurrent assets or disposal groups classified as held for sale
Schedule of discontinued operations and assets held for sale

Income statement

All discontinued operations are stated below. Discontinued operation also includes transactions during 2016, 2017 and 2018 regarding Tele2 Austria which was sold on October 31, 2017, Tele2 Russia which was sold in 2013 and Tele2 Italy which was sold in 2007.

	2018	2017	2016
Revenue	9,461	9,297	8,439
Cost of services provided and equipment sold	(6,371)	(7,994)	(9,609)
Gross profit/loss	3,090	1,303	(1,170)
Selling expenses	(2,006)	(2,141)	(2,124)
Administrative expenses	(1,220)	(931)	(1,206)
Other operating income	7	9	18
Other operating expenses	(28)	(11)	(56)
Operating loss	(157)	(1,771)	(4,538)
Interest income	8	36	7
Interest expenses	(41)	(43)	(25)
Other financial items	(330)	(337)	317
Loss after financial items	(520)	(2,115)	(4,239)
Income tax from the operation	(59)	188	(23)
NET LOSS FROM THE OPERATION	(579)	(1,927)	(4,262)
Profit/loss on disposal of operation including sales costs and cumulative exchange rate gain	(40)	262	(100)
of which Netherlands	(88)	(71)	—
of which Austria, sold 2017	1	312	—
of which Russia, sold 2013	47	(17)	(100)
of which Italy, sold 2007	—	38	—
Income tax from capital gain	—	(546)	—
of which Austria, sold 2017	—	(546)	—
	(40)	(284)	(100)
NET LOSS	(619)	(2,211)	(4,362)

ATTRIBUTABLE TO
Equity holders of the parent company	(757)	(2,239)	(4,050)
Non-controlling interests	138	28	(312)
NET LOSS	(619)	(2,211)	(4,362)

Earnings per share, SEK	(1.42)	(4.50)	(8.96)
Earnings per share, after dilution, SEK	(1.42)	(4.50)	(8.96)

Balance Sheet

Assets held for sale refer to Tele2 Netherlands (from December 31, 2017) and Tele2 Kazakhstan (from December 31, 2018).

	Dec 31,	Dec 31,	Dec 31,
	2018	2017	2016
ASSETS
NON-CURRENT ASSETS
Goodwill	1,144	973	—
Other intangible assets	1,545	1,271	—
Intangible assets	2,689	2,244	—

Machinery and technical plant	5,616	4,129	—
Other tangible assets	1,741	898	—
Tangible assets	7,357	5,027	—
Financial assets	720	550	—
Capitalized contract costs	177	191	—
Deferred tax assets	393	—	—
NON-CURRENT ASSETS	11,336	8,012	—

CURRENT ASSETS
Inventories	181	130	—

Accounts receivable	406	385	—
Other current receivables	1,533	1,308	—
Prepaid expenses and accrued income	564	331	—
Current receivables	2,503	2,024	—
CURRENT ASSETS	2,684	2,154	—

ASSETS CLASSIFIED AS HELD FOR SALE	14,020	10,166	—

LIABILITIES
NON-CURRENT LIABILITIES
Interest-bearing	641	251	—
Non-interest-bearing	99	—	—
NON-CURRENT LIABILITIES	740	251	—

CURRENT LIABILITIES
Interest-bearing	813	—	—
Non-interest-bearing	2,434	1,884	—
CURRENT LIABILITIES	3,247	1,884	—

LIABILITIES DIRECTLY ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE	3,987	2,135	—

	2018	2017
Amounts recognised in other comprehensive income and accumulated in equity relating to assets held for sale attributable to:
Equity holders of the parent company	(339)	(23)
Non-controlling interests	152	—
Total	(187)	(23)

Cash flow statement

	2018	2017	2016
Cash flow from operating activities	1,189	1,080	(264)
Cash flow from investing activities	(1,504)	(982)	(2,036)
Cash flow from financing activities	(106)	184	(75)

NET CHANGE IN CASH AND CASH EQUIVALENTS	(421)	282	(2,375)

Kazakhstan discontinued operation
Noncurrent assets or disposal groups classified as held for sale
Schedule of discontinued operations and assets held for sale

	Tele2 Kazakhstan
	2018	2017	2016
Income statement
Revenue	3,084	2,721	2,126
Operating profit/loss	586	117	(680)
Profit/loss before tax	330	(159)	(1,038)
Net profit/loss	271	56	(1,048)

	Tele2 Kazakhstan
	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Balance sheet
Intangible assets	384	463	596
Tangible assets	2,057	2,279	2,409
Financial assets	8	10	118
Deferred tax assets	393	473	6
Current assets	538	1,008	795
Total assets	3,380	4,233	3,924

Non-current liabilities	2,431	3,245	3,088
Current liabilities	894	1,212	1,425
Total liabilities	3,325	4,457	4,513
Net assets	55	(224)	(589)

	Tele2 Kazakhstan
	2018	2017	2016
Cash flow statement
Cash flow from operating activities	852	458	36
Cash flow from investing activities	(308)	(728)	(383)
Cash flow from financing activities	(691)	375	447
NET CHANGE IN CASH AND CASH EQUIVALENTS	(147)	105	100
Cash and cash equivalents at beginning of the year	199	110	1
Exchange rate differences in cash and cash equivalents	1	(16)	9
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	53	199	110

Austria
Noncurrent assets or disposal groups classified as held for sale
Schedule of assets, liabilities and contingent liabilities included in the divested operation in Austria

Austria
(Oct 31, 2017)
Goodwill	9
Other intangible assets	48
Tangible assets	162
Deferred tax assets	245
Current receivables	172
Cash and cash equivalents	202
Non-current provisions	(31)
Non-current interest-bearing liabilities	(13)
Current interest-bearing liabilities	(8)
Current non-interest-bearing liabilities	(249)
Divested net assets	537
Capital gain, excluding sales costs	330
Sales price	867
Price adjustments, non-cash	11
Less: cash in divested operations	(202)
TOTAL CASH FLOW EFFECT	676